SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of derivative liability

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$2,980,138	$2,980,138
Total	$—	$—	$2,980,138	$2,980,138

The following table classifies the Company’s liability measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$1,071,944	$1,071,944
Total	$—	$—	$1,071,944	$1,071,944

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$1,071,944	$1,071,944
Total	$—	$—	$1,071,944	$1,071,944

The following table classifies the Company’s liability measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2024:

Description	Level 1	Level 2	Level 3	Total
Derivative	$—	$—	$387,238	$387,238
Total	$—	$—	$387,238	$387,238

Schedule of diluted net income (loss) per share available to common stockholders

	Three months ended March 31,
	2026	2025
Warrants	2,422,222	2,950,000
Stock options	1,000,000	1,000,000
Common stock to be issued	4,254,113	5,855,261
Convertible notes payable	35,589,293	36,550,875
Embedded derivatives	70,008,281	1,849,420
Preferred stock	189,417,168	50,013,000
Total	302,691,077	98,218,556

	Year ended December 31,
	2025	2024
Warrants	677,778	4,950,000
Stock options	1,000,000	1,000,000
Convertible notes payable	35,856,883	34,842,243
Common stock to be issued	13,663,352	2,973,132
Preferred stock	50,012,000	50,012,000
Embedded derivatives	31,204,555	3,543,165
Total	132,414,568	97,320,540